PROMISSORY NOTES PAYABLE (Detail Textuals) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 11, 2017	Jun. 09, 2017	Jun. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Short-term Debt [Line Items]
Promissory Note Payable				$ 450,000		$ 450,000		$ 200,000
Promissory note payable - related party								200,000
Proceeds from promissory notes payable						800,000		200,000
Interest expense				13,023	$ 1,679	20,861	$ 3,358
PROMISSORY NOTES PAYABLE
Short-term Debt [Line Items]
Interest payable								$ 4,895
PROMISSORY NOTES PAYABLE | Unrelated Third Party
Short-term Debt [Line Items]
Percentage of notes payable			2.50%
Promissory Note Payable			$ 200,000
Term of promissory note payable			90 days
Interest expense				0		2,396
PROMISSORY NOTES PAYABLE | William R. Kruse
Short-term Debt [Line Items]
Percentage of notes payable		2.50%
Promissory note payable - related party		$ 200,000
Term of promissory note payable		90 days
Promissory note on October 11, 2017
Short-term Debt [Line Items]
Percentage of notes payable	10.00%
Promissory Note Payable	$ 150,000
Proceeds from promissory notes payable	$ 150,000
Term of promissory note payable	14 months
Recorded interest over term of loan	$ 15,000
Interest expense				2,859		2,859
Interest payable				$ 2,859		$ 2,859
Promissory note December 17, 2017
Short-term Debt [Line Items]
Percentage of notes payable				10.00%		10.00%
Promissory Note Payable				$ 300,000		$ 300,000
Proceeds from promissory notes payable						300,000
Term of promissory note payable				12 months
Interest expense				$ 1,342		1,342
Interest payable				$ 1,342		$ 1,342